Stockholders' Equity - Treasury Stock (Details) - USD ($) shares in Millions	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Aggregate authorized amount		$ 200,000,000
Shares repurchased	2.0
Aggregate cost of shares repurchased	$ 29,500,000
Remaining amount for purchases under the repurchase program		$ 75,000,000